Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Growth Opportunities Portfolio
April 28, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Steven Wymer (lead portfolio manager) has managed the fund since January 2009.

Gopal Reddy (co-manager) has managed the fund since October 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Steven Wymer is lead portfolio manager of the fund, which he has managed since January 2009. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

Gopal Reddy is co-manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Reddy has worked as a research analyst and portfolio manager.

VGO-12-01  October 15, 2012
1.797994.110

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Growth Opportunities Portfolio
April 28, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Steven Wymer (lead portfolio manager) has managed the fund since January 2009.

Gopal Reddy (co-manager) has managed the fund since October 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Steven Wymer is lead portfolio manager of the fund, which he has managed since January 2009. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

Gopal Reddy is co-manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Reddy has worked as a research analyst and portfolio manager.

VIPGRO-INV-12-01  October 15, 2012
1.918658.101